Goodwill and other intangible assets - Schedule of Allocation of Goodwill (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	€ 43,384	€ 49,404	€ 49,892